Truth Social American Security & Defense ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Aerospace Product and Parts Manufacturing - 21.1%
AeroVironment, Inc. (a)	10	$2,419
Ducommun, Inc. (a)	3	285
General Dynamics Corp.	39	13,130
Lockheed Martin Corp.	31	14,994
RTX Corp.	112	20,541
Voyager Technologies, Inc. - Class A (a)	17	444
		51,813

Business Support Services - 0.4%
Amentum Holdings, Inc. (a)	33	957

Communications Equipment Manufacturing - 1.8%
Kratos Defense & Security Solutions, Inc. (a)	38	2,885
Napco Security Technologies, Inc.	9	375
Ondas Holdings, Inc. (a)	108	1,054
		4,314

Computer and Peripheral Equipment Manufacturing - 11.0%
Fortinet, Inc. (a)	135	10,720
Palo Alto Networks, Inc. (a)	89	16,394
		27,114

Computer Systems Design and Related Services - 12.4%
A10 Networks, Inc.	16	283
CACI International, Inc. - Class A (a)	5	2,664
F5, Inc. (a)	12	3,063
Gen Digital, Inc.	134	3,643
Leidos Holdings, Inc.	34	6,134
NetScout Systems, Inc. (a)	14	379
Parsons Corp. (a)	18	1,112
Science Applications International Corp.	12	1,208
VeriSign, Inc.	21	5,102
Zscaler, Inc. (a)	31	6,973
		30,561

Engine, Turbine, and Power Transmission Equipment Manufacturing - 1.5%
BWX Technologies, Inc.	22	3,802

Facilities Support Services - 0.1%
V2X, Inc. (a)	6	327

Investigation and Security Services - 0.6%
SentinelOne, Inc. - Class A (a)	92	1,380

Management of Companies and Enterprises - 1.3%
Karman Holdings, Inc. (a)	44	3,220

Management, Scientific, and Technical Consulting Services - 1.0%
Booz Allen Hamilton Holding Corp.	30	2,531

Medical Equipment and Supplies Manufacturing - 0.7%
Cadre Holdings, Inc.	6	245
MSA Safety, Inc.	10	1,601
		1,846

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 10.7%
L3Harris Technologies, Inc.	39	11,449
Leonardo DRS, Inc.	26	887
Moog, Inc. - Class A	6	1,461
Northrop Grumman Corp.	22	12,545
		26,342

Other Fabricated Metal Product Manufacturing - 6.6%
Axon Enterprise, Inc. (a)	19	10,790
Curtiss-Wright Corp.	10	5,513
		16,303

Other Financial Investment Activities - 0.8%
Evolv Technologies Holdings, Inc. (a)	52	372
Planet Labs PBC (a)	75	1,479
		1,851

Other Heavy and Civil Engineering Construction - 0.5%
KBR, Inc.	28	1,126

Semiconductor and Other Electronic Component Manufacturing - 3.1%
Mercury Systems, Inc. (a)	11	803
nLight, Inc. (a)	14	525
OSI Systems, Inc. (a)	3	765
Teledyne Technologies, Inc. (a)	11	5,618
		7,711

Ship and Boat Building - 1.1%
Huntington Ingalls Industries, Inc.	8	2,721

Software Publishers - 22.9%
Akamai Technologies, Inc. (a)	37	3,228
BigBear.ai Holdings, Inc. (a)	128	691
Clear Secure, Inc. - Class A	19	666
Cloudflare, Inc. - Class A (a)	52	10,252
Commvault Systems, Inc. (a)	11	1,379
Crowdstrike Holdings, Inc. - Class A (a)	31	14,532
Okta, Inc. (a)	40	3,459
Palantir Technologies, Inc. - Class A (a)	104	18,486
Qualys, Inc. (a)	9	1,196
Rapid7, Inc. (a)	14	213
SailPoint, Inc. (a)	26	526
Tenable Holdings, Inc. (a)	27	635
Varonis Systems, Inc. (a)	31	1,017
		56,280
TOTAL COMMON STOCKS (Cost $244,066)		240,199

TOTAL INVESTMENTS - 97.6% (Cost $244,066)		240,199
Money Market Deposit Account - 2.4% (b)		5,934
Liabilities in Excess of Other Assets - (0.0)% (c)		(3)
TOTAL NET ASSETS - 100.0%		$246,130

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 2.56%.

(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Truth Social American Security & Defense ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$240,199	$–	$–	$240,199
Total Investments	$240,199	$–	$–	$240,199

Refer to the Schedule of Investments for further disaggregation of investment categories.